Inventory	9 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Inventory

NOTE 6. Inventory

Inventory is stated at the lower of cost (first-in, first-out) or market and consists primarily of cellular phones and cellular phone accessories. The Company records a reserve against inventories to account for obsolescence and possible price concessions required to liquidate inventories below cost. During the nine months ended September 30, 2017, the inventory reserve balance was increased by $58,000. As of September 30, 2017 and December 31, 2016, the inventory reserve was $142,000 and $84,000, respectively. From time to time, the Company has prepaid inventory as a result of payments for products which have not been received by the balance sheet date. As of September 30, 2017 and December 31, 2016, the prepaid inventory balances were $536,000 and $1,112,000, respectively, which are included in prepaid assets in the accompanying consolidated balance sheets. Inventory consists of the following (in thousands):

	September 30, 2017 (unaudited)	December 31, 2016 (audited)
Finished goods	$5,060	$4,155
Inventory reserve	(142)	(84)

Net inventory	$4,918	$4,071